Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 23, 1996 1996 Stock Option plan	Dec. 31, 2004 1996 Stock Option plan	Apr. 30, 2001 2001 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded	104,035		83,625	5,600	87,100
Award expiration period	10 years		10 years		10 years
Exercise price per share	$ 15.65		$ 8.83	$ 14.00	$ 10.00
Antidilutive securities share amount	104,035	4,504
Antidilutive securities exercise price per share		$ 13.98
Intrinsic value of option exercised	$ 2,630	$ 63,683
Total unrecognized compensation costs	383,129	0
Weighted-average period to recognize compensation cost	5 years
Fair value of share vested	67,931
Recognized tax benefit	$ 27,356